Leasing Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Payments for Operating and Capital Lease Obligations
For periods subsequent to September 30, 2021, future minimum payments for all operating and capital lease obligations that have initial non-cancelable
lease terms exceeding one year, net of rental income from subleases are as follows (in thousands):

September 30,	Capital Leases	Operating Leases
2021 (3 months)	$1,193	$2,235
2022	1,582	8,817
2023	813	8,251
2024	—	7,133
2025	—	3,798
Thereafter	—	2,552

Total	$3,588	$32,786

Less interest on lease obligations	(258)

	3,330
Less current portion	(2,590)

Non-current portion	$740

For years subsequent to December 31, 2020, future minimum payments for all operating and capital lease obligations that have initial non-cancelable
lease terms exceeding one year, net of rental income from subleases are as follows (in thousands):

December 31,	Capital Leases	Operating Leases
2021	$1,313	$9,437
2022	1,586	8,936
2023	1,346	8,568
2024	721	7,377
2025	—	3,810
Thereafter	—	2,552

Total	$4,966	$40,680

Less: interest on lease obligations	(464)

Net amount	4,502
Less: current portion	(1,313)

Non-current	$3,189